Note 16 - Share-based Compensation	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
16.	Share-based Compensation

Restricted Shares Awards

On December 6, 2020, the Company adopted a share incentive plan (or the “2020 Plan”), which provides for the granting of restricted shares to employees of the Company. Under the Share Incentive Plan, the maximum aggregate number of ordinary shares available for issuance will be 5,000,000 ordinary shares, equal to 10% of the total outstanding ordinary shares of the Company immediately prior to completion of our public offering. The restricted share awards under 2020 Plan granted to employees contain an explicit service condition, under which the awards will be considered to be forfeited if the grantees resigned within 3 years or 4 years after the date of grant. The foregoing vesting schedule notwithstanding, if the grantee’s continuous service terminates before all of his or her restricted shares have vested due to retirement, the restricted shares shall remain outstanding and eligible for vesting based on the vesting schedule. Notwithstanding the standard vesting schedule, all unvested restricted shares shall immediately vest in full if the grantee’s continuous service is terminated (i) by the Company without cause or by the grantee for good reason at any time prior to the scheduled vesting dates, (ii) within twelve months following a change in control, or (iii) due to the grantee’s death or disability.

The summary of activities of the service-based restricted share awards under the 2020 Plan during the years ended June 30, 2025 is presented as follows:

	Number of restricted shares	Weighted average grant date fair value (US$)

Awarded and unvested as of July 1, 2024	-	-
Granted	1,776,000	1.19
Forfeited/Cancelled	-	-
Vested	-	-
Awarded and unvested of June 30, 2025	1,776,000	1.19

For the year ended June 30, 2025, 1,776,000 restricted shares were granted under the 2020 Plan, all of which remain outstanding and unvested. The Company recognized share compensation expense for the share options under the 2020 Plan of US$272 for the years ended June 30, 2025.

As of June 30, 2025, total unrecognized compensation cost related to unvested share-based awards related to restricted shares was approximately US1,877, which is expected to be recognized over a weighted-average period of 3.7 years.

2019 Option Plan

On September 30, 2019, the Company adopted a share option plan (the “2019 Option Plan”) for the employees to purchase ordinary shares of the Company. Under the 2019 Option Plan, the maximum aggregate number of ordinary shares available for issuance would be 2,250,000 ordinary shares. The options under 2019 Option plan granted to employees contain an explicit service condition, which the options will be considered to be forfeited if the grantees resigned within 5 years after the date they joined the 2019 Option plan (“5-year condition”). Also, all grantees were restricted to convert the options into ordinary shares until a certain period subsequent to the IPO date (“lock up period”). If the grantee resigned from the Company before the IPO or during the lock up period, the Company has the right to cancel their options. The 5-year condition and lock up period are service condition and the exercise of the options were contingent to the IPO, which is a performance condition.

The following table summarizes the option activities under the 2019 Option Plan during the years ended June 30, 2023, 2024 and 2025, respectively:

	Number of options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (US$)

Outstanding and exercisable
As of June 30, 2023	1,883,803	0.15	5.03
Forfeited	-	-	-
Exercised	-	-	-
As of June 30, 2024	1,883,803	-	5.48
Forfeited	(1,883,803)	-	-
Exercised	-	-	-
As of June 30, 2025	-	-	-

For the year ended June 30, 2021, 2,250,000 options were granted under the 2019 Option plan. The Company recognized share compensation expense for the share options under the 2019 Option plan of US$753, US$102 and nil for the years ended June 30, 2023, 2024 and 2025, respectively. The 2019 Option Plan has been terminated for the year ended June 30, 2025.